Schedule of detailed information about purchase price allocation for acquisition (Details) - CAD ($)	1 Months Ended
	Jul. 31, 2018	Jul. 31, 2017	May 31, 2019	May 31, 2018
Net asset acquired
Trade receivables			$ 129,960	$ 217,054
ValGold acquisitions
Considerations paid:
Common shares issued	$ 7,631,342
Reserve for ValGold share purchase warrants	801,345
Acquisition costs	167,157
Considerations paid	8,599,844
Net asset acquired
Cash	588,533
Trade receivables and other	39,673
Royalty Interests	8,217,300
Trade and other payables	(245,662)
Net asset acquired	$ 8,599,844
Coeur acquisitions
Considerations paid:
Common shares issued		$ 7,855,161
Convertible debenture payable		8,332,041
Acquisition costs		110,321
Considerations paid		16,297,523
Net asset acquired
Trade receivables		563,882
Royalty Interests		6,903,406
Endeavor stream interest		9,061,929
Trade and other payables		(231,693)
Net asset acquired		$ 16,297,523